INVESTMENT	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN AN AFFILIATE
NOTE 5 – INVESTMENT

Artemis Therapeutics, Inc. (formerly New York Global Innovations, Inc.)

As of December 31, 2016, the Company owns 198,311 shares or 14.2% of the outstanding common stock of Artemis Therapeutics, Inc (“ATMS”) (formerly New York Global Innovations – “NYGI”).

In August 2016, NYGI merged with ATMS. In November 2016, ATMS decreased the issued and outstanding common shares – a one for fifty reverse stock split, such that each fifty shares of common stock held by stockholders be combined into one share of common stock.

As of December 31, 2015 and 2014, the Company owned 9,915,555 shares or 23% of the outstanding common stock of NYGI (formerly Inksure Technologies, Inc. – “Inksure”). Following the merger of NYGI with ATMS the ownership percentage of the Company in ATMS was reduced to 14.2%.

The Company suspended its use of the equity method to accounting for this investment in 2007 after its investment balance was reduced to zero.

As of December 31, 2016 and 2015, the Company’s share of the underlying net assets of ATMS exceeds the Company’s carrying value of its investment in ATMS ($0 at December 31, 2016 and 2015) by $130 and $150, respectively. The market value of the Company's investment in NYGI as of December 31, 2016 and 2015 is $162  and $99 respectively.

The Company evaluated the increase in the stock price in 2016 of ATMS but as the amount of shares that are being traded is low, and as ATMS still does not have any revenue, the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero as of December 31, 2016.

Balance sheet data for ATMS is summarized below:

	December 31,
	2016	2015

Current assets	$972	$706
Total assets	$972	$706

Current liabilities	$58	$50
Non-current liabilities	-	5
Stockholders' equity	914	651
Total liability and stockholders' equity	$972	$706

Statement of operations data for ATMS is summarized below:

	Year Ended December 31,
	2016	2015	2014

Revenue	$-	$-	$244
Gross profit	$-	$-	$204
Gain on sale of assets	$-	$-	$754
Net income (loss)	$(264)	$(139)	$342